Acquisition - Additional Information (Detail) - iSheriff [Member] - USD ($)		3 Months Ended
	Nov. 21, 2016	Dec. 31, 2016
Business Acquisition [Line Items]
Total preliminary purchase price	$ 6,200,000
Cash payment	5,600,000
Purchase price held back	600,000
Business combination, indemnification period		1 year
Contingent consideration related to discretionary purchase price	2,000,000
Fair value of contingent consideration	$ 0
Working capital adjustments period		75 days
Working capital adjustments review period by seller		30 days
Acquisition-related expenses		$ 300,000